NOTE 1 – Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Depreciation	$ 32,330	$ 505	$ 42,765	$ 983